INCOME TAXES	9 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13 – INCOME TAXES

For the nine months ended September 30, 2025 and 2024, respectively, no income tax expense or benefit was recognized. The Company’s deferred tax assets are comprised primarily of net operating loss carryforwards. The Company maintains a full valuation allowance on its deferred tax assets since it has not yet achieved sustained profitable operations. As a result, the Company has not recorded any income tax benefit since its inception.